FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
23.	FAIR VALUE MEASUREMENTS

Measured on recurring basis

The Company measured its financial assets and liabilities including cash equivalents, and game license payment liabilities at fair value on a recurring basis as of December 31, 2012 and 2013.

Cash equivalents included time deposits that can been withdrawn at any time and are stated at fair value. The Company classified such financial assets as investments with Level 1 of the fair value hierarchy because they are valued based on the quoted market price in an active market.

The Company did not have Level 2 investments as of December 31, 2012 and 2013.

Game license payment liabilities arising from the acquisition of intangible assets relating to a game license in 2012 are classified within Level 3 of the fair value hierarchy because the Company recorded the present value of the installment payment liabilities using discounted cash flow ("DCF") method. The significant unobservable input used in the DCF model was the discount rate of 3.25% which approximated to the Company's expected borrowing rate from banks in the United States. Significant increase (decrease) in the discount rate would result in a significantly lower (higher) fair value.

The following table shows the fair value of the Company's financial assets and liabilities measured at recurring basis as of December 31, 2012 and 2013:

	As of December 31, 2012				As of December 31, 2013
	Fair Value Measurements at the Reporting Date Using				Fair Value Measurements at the Reporting Date Using
	Quoted prices in	Significant			Quoted prices in	Significant
	active markets	other	Significant		active markets	other	Significant
	for identical	observable	unobservable		for identical	observable	unobservable
	instruments	inputs	inputs	Total	instruments	inputs	inputs	Total
	(level 1)	(level 2)	(level 3)	balance	(level 1)	(level 2)	(level 3)	balance

Time deposits	$47,355,121	$-	$-	$47,355,121	$72,520,957	$-	$-	$72,520,957
Game license payment liabilities	-	-	43,660,000	43,660,000	-	-	39,260,000	39,260,000
Total	$47,355,121	$-	$43,660,000	$91,015,121	$72,520,957	$-	$39,260,000	$111,780,957

Measured on nonrecurring basis

The Company measured the fair value of the purchased intangible using the "cost," "income approach-excess earnings" or "with & without" valuation methods. In addition, the Company measured the fair value of intangible assets using income approach method based on which to recognize the impairment loss in 2013. These intangible assets are considered Level 3 assets because the Company used unobservable inputs, such as forecast financial performance of the acquired businesses or assets and discount rates to determine the fair value of these purchased assets.

Goodwill and cost method investments are measured at fair value on a nonrecurring basis when impairment is recognized.

The Company measured the fair value of cost method investment in U4iA using income approach method based on which to recognize the impairment loss in 2013. The cost method investment in U4iA is considered as Level 3 assets because the Company used unobservable inputs, such as forecast financial performance and future cash flow to determine the fair value of the cost method investment.

Warrants and intangible assets purchased with issued warrants as consideration are measured at fair value on a nonrecurring basis on the transaction date (see Note 21).